Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	$ 21,401	$ 33,137	$ 24,292
Tax on profit at Australian prima facie tax rate of 30 per cent	6,420	9,941	7,288
Derecognition of deferred tax assets and current year tax losses	526	1,087	2,640
Tax on remitted and unremitted foreign earnings	137	441	485
Foreign exchange adjustments	94	(233)	(33)
Tax rate changes			(1)
Amounts (over)/under provided in prior years	(18)	(80)	(57)
Tax effect of profit/(loss) from equity accounted investments, related impairments and expenses	(37)	(19)	315
Recognition of previously unrecognised tax assets	(109)	(3)	(28)
Impact of tax rates applicable outside of Australia	(558)	(801)	(669)
Other	236	97	436
Income tax expense	6,691	10,430	10,376
Royalty-related taxation (net of income tax benefit)	386	307	240
Total taxation expense	$ 7,077	$ 10,737	$ 10,616